UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Odey Asset Management Group Limited

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number: 028-14186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fergus Lee
Title:  Chief Compliance Officer
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee                     London, UK                         11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $    1,482,708
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14187             Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2     028-14189             Odey Holdings AG
----  --------------------  ----------------------------------------------------
3     028-14190             Crispin Odey
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACE LTD                      SHS            H0023R105    2,125    28,115 SH       DEFINED    1,2,3       28,115      0    0
AGCO CORP                    COM            001084102   21,990   463,137 SH       DEFINED    1,2,3      463,137      0    0
AKAMAI TECHNOLOGIES INC      COM            00971T101    1,354    35,400 SH       DEFINED    1,2,3       35,400      0    0
ALLEGHANY CORP DEL           COM            017175100    4,415    12,800 SH       DEFINED    1,2,3       12,800      0    0
ALTRIA GROUP INC             COM            02209S103    1,351    40,000 SH       DEFINED    2,3         40,000      0    0
APPLE INC                    COM            037833100    3,913     5,865 SH       DEFINED    1,2,3        5,865      0    0
APPLE INC                    COM            037833100    1,001     1,500 SH       DEFINED    2,3          1,500      0    0
ARCH CAP GROUP LTD           ORD            G0450A105    2,412    57,928 SH       DEFINED    1,2,3       57,928      0    0
AVIS BUDGET GROUP            COM            053774105   24,837 1,614,870 SH       DEFINED    1,2,3    1,614,870      0    0
AVIS BUDGET GROUP            COM            053774105      923    60,000 SH       DEFINED    2,3         60,000      0    0
BANK OF AMERICA CORPORATION  COM            060505104   26,617 3,014,346 SH       DEFINED    1,2,3    3,014,346      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   38,455   436,000 SH       DEFINED    1,2,3      436,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    1,411    16,000 SH       DEFINED    2,3         16,000      0    0
CADIZ INC                    COM NEW        127537207    5,923   610,000 SH       DEFINED    1,2,3      610,000      0    0
CF INDS HLDGS INC            COM            125269100   63,839   287,252 SH       DEFINED    1,2,3      287,252      0    0
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR  204448104   33,783   867,122 SH       DEFINED    1,2,3      867,122      0    0
CITIGROUP INC                COM NEW        172967424  107,877 3,296,986 SH       DEFINED    1,2,3    3,296,986      0    0
CITIGROUP INC                COM NEW        172967424    1,963    60,000 SH       DEFINED    2,3         60,000      0    0
DELL INC                     COM            24702R101    4,322   435,547 SH       DEFINED    1,2,3      435,547      0    0
DEUTSCHE BANK AG             NAMEN AKT      D18190898   91,988 2,327,110 SH       DEFINED    1,2,3    2,327,110      0    0
D R HORTON INC               COM            23331A109  102,965 4,992,224 SH       DEFINED    1,2,3    4,992,224      0    0
FIRST AMERN FINL CORP        COM            31847R102   12,208   561,300 SH       DEFINED    1,2,3      561,300      0    0
FIRST AMERN FINL CORP        COM            31847R102    1,196    55,000 SH       DEFINED    2,3         55,000      0    0
FIRST INTST BANCSYSTEM INC   COM CL A       32055Y201    4,264   285,000 SH       DEFINED    1,2,3      285,000      0    0
FX ENERGY INC                COM            302695101    9,643 1,294,305 SH       DEFINED    1,2,3    1,294,305      0    0
GOOGLE INC                   CL A           38259P508   10,520    13,943 SH       DEFINED    1,2,3       13,943      0    0
GOOGLE INC                   CL A           38259P508    2,263     3,000 SH       DEFINED    2,3          3,000      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101   22,457   108,253 SH       DEFINED    1,2,3      108,253      0    0
JARDEN CORP                  COM            471109108   15,118   286,100 SH       DEFINED    1,2,3      286,100      0    0
JOHNSON & JOHNSON            COM            478160104    1,378    20,000 SH       DEFINED    2,3         20,000      0    0
JPMORGAN CHASE & CO          COM            46625H100  148,210 3,661,317 SH       DEFINED    1,2,3    3,661,317      0    0
KB HOME                      COM            48666K109   72,260 5,035,570 SH       DEFINED    1,2,3    5,035,570      0    0
KB HOME                      COM            48666K109    1,148    80,000 SH       DEFINED    2,3         80,000      0    0
LENNAR CORP                  CL A           526057104      706    20,300 SH       DEFINED    1,2,3       20,300      0    0
LENNAR CORP                  CL A           526057104      974    28,000 SH       DEFINED    2,3         28,000      0    0
LOGITECH INTL S A            SHS            H50430232   18,881 2,031,366 SH       DEFINED    1,2,3    2,031,366      0    0
LOUISIANA PAC CORP           COM            546347105   39,132 3,130,551 SH       DEFINED    1,2,3    3,130,551      0    0
LOUISIANA PAC CORP           COM            546347105    1,250   100,000 SH       DEFINED    2,3        100,000      0    0
MASCO CORP                   COM            574599106   10,438   693,576 SH       DEFINED    1,2,3      693,576      0    0
MGIC INVT CORP WIS           COM            552848103      492   321,600 SH       DEFINED    1,2,3      321,600      0    0
MICROSOFT CORP               COM            594918104   69,151 2,323,621 SH       DEFINED    1,2,3    2,323,621      0    0
MONSANTO CO NEW              COM            61166W101   62,917   691,243 SH       DEFINED    1,2,3      691,243      0    0
MONSANTO CO NEW              COM            61166W101    1,820    20,000 SH       DEFINED    2,3         20,000      0    0
NEWS CORP                    CL A           65248E104      566    23,000 SH       DEFINED    1,2,3       23,000      0    0
NVR INC                      COM            62944T105    8,361     9,900 SH       DEFINED    1,2,3        9,900      0    0
PARTNERRE LTD                COM            G6852T105    7,714   103,857 SH       DEFINED    1,2,3      103,857      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408   11,668   504,993 SH       DEFINED    1,2,3      504,993      0    0
POLYONE CORP                 COM            73179P106    5,597   337,000 SH       DEFINED    1,2,3      337,000      0    0
POLYONE CORP                 COM            73179P106      748    45,000 SH       DEFINED    2,3         45,000      0    0
PULTE GROUP INC              COM            745867101  105,875 6,830,613 SH       DEFINED    1,2,3    6,830,613      0    0
PULTE GROUP INC              COM            745867101    1,085    70,000 SH       DEFINED    2,3         70,000      0    0
ROYAL GOLD INC               COM            780287108    5,211    52,200 SH       DEFINED    1,2,3       52,200      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100    2,696    55,300 SH       DEFINED    1,2,3       55,300      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107      722     4,200 SH       DEFINED    1,2,3        4,200      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100    7,763 1,406,400 SH       DEFINED    1,2,3    1,406,400      0    0
STARBUCKS CORP               COM            855244109    1,445    28,500 SH       DEFINED    2,3         28,500      0    0
SUNTRUST BKS INC             COM            867914103   57,416 2,030,986 SH       DEFINED    1,2,3    2,030,986      0    0
SUNTRUST BKS INC             COM            867914103    1,696    60,000 SH       DEFINED    2,3         60,000      0    0
SWIFT TRANSN CO              CL A           87074U101    8,260   958,255 SH       DEFINED    1,2,3      958,255      0    0
ERICSSON                     ADR B SEK 10   294821608    7,296   800,000 SH       DEFINED    1,2,3      800,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SCHWAB CHARLES CORP NEW      COM            808513105    6,584   515,000 SH       DEFINED    1,2,3      515,000      0    0
CHUBB CORP                   COM            171232101    2,338    30,492 SH       DEFINED    1,2,3       30,492      0    0
UBS AG                       SHS NEW        H89231338    7,696   632,056 SH       DEFINED    1,2,3      632,056      0    0
UNITED RENTALS INC           COM            911363109   39,261 1,200,288 SH       DEFINED    1,2,3    1,200,288      0    0
UNITEDHEALTH GROUP INC       COM            91324P102    7,203   130,000 SH       DEFINED    1,2,3      130,000      0    0
U S G CORP                   COM NEW        903293405    9,329   425,000 SH       DEFINED    1,2,3      425,000      0    0
WELLS FARGO & CO NEW         COM            949746101  119,042 3,447,507 SH       DEFINED    1,2,3    3,447,507      0    0
WELLS FARGO & CO NEW         COM            949746101    1,554    45,000 SH       DEFINED    2,3         45,000      0    0
WHIRLPOOL CORP               COM            963320106    3,631    43,800 SH       DEFINED    1,2,3       43,800      0    0
WYNN RESORTS LTD             COM            983134107    1,385    12,000 SH       DEFINED    2,3         12,000      0    0
YAHOO INC                    COM            984332106      676    42,300 SH       DEFINED    1,2,3       42,300      0    0


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